RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 04, 2016	Feb. 04, 2015	Jan. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	May 31, 2009	May 01, 2009
Related Party Transaction [Line Items]
Aggregate monthly payments under the informal arrangements with officers for support services								$ 21,667	$ 6,667
Gain on debt conversion				$ (122,110)	$ (84,270)	$ (80,396)	$ (220,703)
Consulting fees				65,000	65,000	240,000	260,000
Accrued compensation - related parties				355,000		500,000	228,975
Proceeds from notes payable					$ 92,000		583,000
Additional paid-in capital				213,848,553		212,865,439	$ 207,701,091
Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable	$ 30,000	$ 63,000
Interest rate on note	10.00%	18.00%
Maturity date	Feb. 04, 2017	Feb. 04, 2016
Shares issued in debt conversion		400,000					400,000
Unsecured Promissory Notes [Member] | MRI [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable		$ 30,000
Interest rate on note	18.00%	18.00%
Maturity date		Feb. 04, 2016
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Additional paid-in capital						$ 9,421
Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued for officer's compensation, shares						4,339,324
Common Stock [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Stock issued for officer's compensation						$ 42,186
Stock issued for officer's compensation, shares						831,591
Fair value of stock issued						$ 32,765
Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock issued for officer's compensation, shares						700,000	849,805
Restricted Stock [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Shares issued in debt conversion	150,000	200,000
Restricted Stock [Member] | Unsecured Promissory Notes [Member] | MRI [Member]
Related Party Transaction [Line Items]
Shares issued in debt conversion		200,000
Officer [Member]
Related Party Transaction [Line Items]
Accrued compensation - related parties				40,000		$ 185,000	$ 93,975
Additional paid-in capital						6,126
Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued for officer's compensation						$ 108,975	$ 53,534
Stock issued for officer's compensation, shares						1,663,186	849,805
Fair value of stock issued						$ 102,849	$ 53,534
Officer [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Stock issued for officer's compensation				$ 145,000
Stock issued for officer's compensation, shares				1,768,293
Fair value of stock issued				$ 199,110
Gain on debt conversion				54,110
Management Resources Initiatives Inc. [Member]
Related Party Transaction [Line Items]
Consulting fees			$ 15,000			180,000	180,000
Accrued compensation - related parties				$ 315,000		$ 315,000	$ 315,000